Taxation (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of Income Before Income Tax, Domestic and Foreign
Loss before income taxes consists of:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
PRC	(1,055,676)	(1,167,367)	(1,095,015)	(167,817)
Non-PRC	58,866	65,171	147,721	22,639

	(996,810)	(1,102,196)	(947,294)	(145,178)

Schedule of Components of Income Tax Expense (Benefit)
The current and deferred components of income tax expense appearing in the consolidated statements of comprehensive loss are as follows:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current income tax expense	9,809	9,180	15,081	2,311
Deferred income tax benefit	(177)	(177)	(177)	(27)

	9,632	9,003	14,904	2,284

Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of income tax expense computed using the PRC statutory tax rate to the actual income tax expense is as follows:

	For the year ended December 31
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Loss before income tax	(996,810)	(1,102,196)	(947,294)	(145,178)
Income tax computed at the PRC statutory tax rate of 25%	(249,203)	(275,549)	(236,824)	(36,295)
Effect of tax holiday and preferential tax rates	(29,103)	11,493	(44,121)	(6,762)
Effect of different tax rates in different jurisdictions	(20,980)	(11,626)	10,580	1,621
Other non-taxable income	(4,018)	(21,557)	(35,454)	(5,434)
Non-deductible expenses	20,931	64,095	14,060	2,156
Share based compensation costs	11,794	30,320	82,528	12,648
Research and development super deduction	(75,787)	(94,401)	(113,388)	(17,377)
Withholding tax and others	9,809	9,180	11,581	1,775
Change in valuation allowance	369,257	259,031	399,756	61,265
True-up adjustments in respect of prior year’s annual tax filling	—	—	(83,342)	(12,773)
Tax rate change on deferred items	(23,068)	38,017	9,528	1,460

Income tax expense	9,632	9,003	14,904	2,284

Schedule of Deferred Tax Assets and Liabilities
The significant components of the Group’s deferred tax assets and liabilities are as follows:

	As at December 31
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Tax loss carry forward	921,045	1,454,702	222,943
Accrued expenses	71,720	56,111	8,599
Depreciation	2,775	4,990	765
Allowance for doubtful accounts	2,925	3,156	484
Government grant	2,268	6,175	946
Operating lease liabilities	—	56,706	8,691
Accrued interest	—	66,609	10,208
Others	1,104	—	—
Less: valuation allowance	(1,001,837)	(1,401,416)	(214,776)

	—	247,033	37,860

Deferred tax liabilities:
Operating lease right-of-use assets	—	54,658	8,377
One-time deduction for fixed asset purchases	—	191,107	29,288
Long-lived assets arising from acquisition	206	29	4
Others	—	1,268	195

	206	247,062	37,864

Summary of Unrecognized Tax Benefit	A reconciliation of the beginning and ending amount of unrecognized tax benefit is as follows:

	As at December 31
	2020	2020
	RMB	US$
Balance at beginning of the year	—	—
Additions based on tax positions related to current year	12,613	1,933

Balance at end of the year	12,613	1,933